Entity-Wide Disclosures (Tables)	11 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Net Long-Lived Assets by Geographic Area
The following table sets forth net long-lived assets by geographic area (in thousands):

	Predecessor	Successor
	December 31, 2019	December 31, 2020
Long-lived assets, net
United States, country of domicile	$347,856	$1,266,000
International	8,622	217,826

Total long-lived assets, net	$356,478	$1,483,826